SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-	SUBSEQUENT EVENTS

On August 3, 2023, following recommendation of the compensation committee, the Company’s board of directors reduced the total number of shares reserved for issuance under the Company’s 2010 Plan by 500,000 and the total number of shares reserved for issuance under the ESPP by 210,000.